Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:			Company Selected Performance Measure
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid for PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)(6)	(GAAP) Net Income (Loss) ($000s)(7)	Adjusted Operating Income (Loss) ($000s)(8)
2025	14,284,275	215,581,326	4,734,461	9,617,714	274.58	291.10	33,405	261,824
TP 2024	17,997,716	27,631,283	3,155,081	3,655,625	116.44	213.79	(231,233)	22,662
2024	27,441,193	29,168,063	4,625,124	4,492,350	101.25	193.67	(200,649)	80,731
2023	16,310,205	12,079,152	3,038,031	2,642,673	79.10	131.39	505,680	(122,520)
2022	19,243,679	9,274,510	3,756,214	2,727,399	70.16	105.96	(190,147)	133,555
2021	8,323,840	(741,453)	3,228,102	3,411,600	111.96	157.08	(395,560)	(271,012)

Company Selected Measure Name		adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported for the PEO, Mr. Dolan, under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Dolan for each corresponding reporting period in the “Total” column of the Summary Compensation Table.
(3)The dollar amounts reported under “Average Summary Compensation Total for Non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in each applicable reporting period. The NEOs included for purposes of calculating the average amounts in each applicable reporting period are as follows: (i) for 2025, Robert Langer, Jennifer Koester, David Granville-Smith, Christopher Winters, Andrea Greenberg, Laura Franco and Gregory Brunner; (ii) for the 2024 Transition Period, Jennifer Koester, Andrea Greenberg, David Granville-Smith, Gregory Brunner and David F. Byrnes; (iii) for 2024, David F. Byrnes, Jennifer Koester, Andrea Greenberg, David Granville-Smith, Gregory Brunner, and Gautam Ranji; (iv) for 2023, Andrea Greenberg, David Granville-Smith, Gautam Ranji, Gregory Brunner, David F. Byrnes, Jamal H. Haughton, and Philip G. D’Ambrosio; (v) for 2022, Andrea Greenberg, David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, Andrew Lustgarten, Mark H. FitzPatrick, and Scott S. Packman; and (vi) for 2021, Andrew Lustgarten, Mark H. FitzPatrick, Scott S. Packman, and Philip G. D’Ambrosio.

Peer Group Issuers, Footnote
(6)As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is the S&P 500 Media & Entertainment Index, which is the industry index reported in our Annual Report on Form 10-K in accordance with Regulation S-K Item 201(e). In prior years, we used the Bloomberg Americas Entertainment Index; however, that index was discontinued in 2025 by Bloomberg. Accordingly, we have used the S&P 500 Media & Entertainment Index as a replacement for the discontinued index and because the Bloomberg Americas Entertainment Index was discontinued, we are unable to compare our cumulative total return with that index.

PEO Total Compensation Amount	$ 17,997,716	$ 14,284,275	$ 27,441,193	$ 16,310,205	$ 19,243,679	$ 8,323,840
PEO Actually Paid Compensation Amount	27,631,283	$ 215,581,326	29,168,063	12,079,152	9,274,510	(741,453)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported for Mr. Dolan under “Compensation Actually Paid” represent the amount of CAP to Mr. Dolan, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Dolan’s total compensation for 2025 to determine CAP:

James L. Dolan
2025
Total Compensation as reported in Summary Compensation Table	14,284,275
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered reporting period’s service and any change in such value attributable to plan amendments made in covered reporting period	—
Subtract value of equity awards as reported in Summary Compensation Table	(13,027,275)
Add reporting period-end fair value of equity awards granted in covered reporting period that were unvested at end of covered reporting period	60,215,259
Add change in fair value from end of prior reporting period to vesting date for awards made in prior reporting periods that vested during covered reporting period	3,166,503
Add vesting date fair value of equity awards granted in covered reporting period that vested during covered reporting period	—
Add change in fair value from end of prior reporting period to end of covered reporting period for awards granted in prior reporting periods that were unvested at end of covered reporting period(a)	150,942,564
Subtract fair value of awards forfeited in covered reporting period determined at end of prior reporting period	—
Add dividends or other earnings paid on stock or option awards in covered reporting period that are not otherwise included in total compensation for covered reporting period	—
Compensation Actually Paid to PEO*(a)	215,581,326
______________
*    Note: Numbers in rows may not sum due to rounding.
(a)Includes change in fair value of Company awards granted prior to the MSGE Distribution.

Non-PEO NEO Average Total Compensation Amount	3,155,081	$ 4,734,461	4,625,124	3,038,031	3,756,214	3,228,102
Non-PEO NEO Average Compensation Actually Paid Amount	3,655,625	$ 9,617,714	4,492,350	2,642,673	2,727,399	3,411,600
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under “Average Compensation Actually Paid for Non-PEO NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the Non-PEO NEOs’ total compensation for 2025 to determine CAP:

Non-PEO NEO Averages
2025
Total Compensation as reported in Summary Compensation Table	4,734,461
Subtract change in pension value as reported in Summary Compensation Table	(2,970)
Add pension value attributable to covered reporting period’s service and any change in such value attributable to plan amendments made in covered reporting period	—
Subtract value of equity awards as reported in Summary Compensation Table	(2,450,214)
Add reporting period-end fair value of equity awards granted in covered reporting period that were unvested at end of covered reporting period	2,772,220
Add change in fair value from end of prior reporting period to vesting date for awards made in prior reporting periods that vested during covered reporting period	492,922
Add vesting date fair value of equity awards granted in covered reporting period that vested during covered reporting period	97,754
Add change in fair value from end of prior reporting period to end of covered reporting period for awards granted in prior reporting periods that were unvested at end of covered reporting period(a)	4,404,735
Subtract fair value of awards forfeited in covered reporting period determined at end of prior reporting period	(431,194)
Add dividends or other earnings paid on stock or option awards in covered reporting period that are not otherwise included in total compensation for covered reporting period	—
Compensation Actually Paid to Non-PEO NEOs*(a)	9,617,714
______________
*    Note: Numbers in rows may not sum due to rounding.
(a)Includes change in fair value of Company awards granted prior to the MSGE Distribution.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table		The most important performance measures used by the Company to link CAP to the Company’s NEOs for 2025 to the Company’s performance are: •AOI; and •Company business unit strategic objectives.
Total Shareholder Return Amount	116.44	$ 274.58	101.25	79.10	70.16	111.96
Peer Group Total Shareholder Return Amount	213.79	291.10	193.67	131.39	105.96	157.08
Net Income (Loss)	$ (231,233,000)	$ 33,405,000	$ (200,649,000)	$ 505,680,000	$ (190,147,000)	$ (395,560,000)
Company Selected Measure Amount	22,662,000	261,824,000	80,731,000	(122,520,000)	133,555,000	(271,012,000)
PEO Name		Mr. Dolan
Additional 402(v) Disclosure

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance.
CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any reporting period. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for any reporting period. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.Reflects Net Income as reported in our Transition Report on Form 10-KT or Annual Report on Form 10-K for the relevant reporting period, as applicable. Net Income (Loss) Attributable to Sphere Stockholders was $33,405 in 2025, $(231,233) in the 2024 Transition Period, $(200,649) in fiscal year 2024, $502,772 in fiscal year 2023, $(194,395) in fiscal year 2022, and $(377,192) in fiscal year 2021.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices.
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular reporting period. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance Table.

Net Income (Loss) Attributable to Stockholders	$ (231,233,000)	$ 33,405,000	$ (200,649,000)	$ 502,772,000	$ (194,395,000)	$ (377,192,000)
Measure:: 1
Pay vs Performance Disclosure
Name		AOI
Non-GAAP Measure Description		Reflects adjusted operating income as defined in our Transition Report on Form 10-KT or Annual Report on Form 10-K for the relevant reporting period, as applicable.
Measure:: 3
Pay vs Performance Disclosure
Name		Company business unit strategic objectives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,027,275)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,215,259
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		150,942,564
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,166,503
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,970)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,450,214)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,772,220
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,404,735
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		97,754
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		492,922
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(431,194)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0